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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21163


                            Pioneer Protected Principal Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Protected Principal Plus Fund
           SCHEDULE OF INVESTMENTS 3/31/2007 (unaudited)

Shares                                                         Value

           COMMON STOCKS - 37.5 %
           Energy - 3.2 %
           Integrated Oil & Gas - 2.4 %
5,383      Chevron Corp.                                    $  398,127
2,674      ConocoPhillips                                      182,768
3,311      Exxon Mobil Corp.                                   249,815
3,294      Occidental Petroleum Corp.                          162,427
                                                            $  993,137
           Oil & Gas Equipment And Services - 0.2 %
1,898      Weatherford Intl, Inc. *                         $   85,600
           Oil & Gas Exploration & Production - 0.6 %
2,242      Apache Corp.                                     $  158,509
2,566      Pioneer Natural Resources Co.                       110,620
                                                            $  269,129
           Total Energy                                     $1,347,866
           Materials - 1.7 %
           Aluminum - 0.5 %
5,933      Alcoa, Inc.                                      $  201,129
           Diversified Chemical - 0.3 %
2,078      Dow Chemical Co.                                 $   95,297
776        E.I. du Pont de Nemours and Co.                      38,358
                                                            $  133,655
           Diversified Metals & Mining - 0.5 %
926        Rio Tinto Plc (A.D.R.)                           $  210,952
           Industrial Gases - 0.2 %
1,026      Air Products & Chemicals, Inc.                   $   75,883
452        Praxair, Inc.                                        28,458
                                                            $  104,341
           Specialty Chemicals - 0.2 %
1,692      Ecolab, Inc.                                     $   72,756
           Total Materials                                  $  722,833
           Capital Goods - 3.8 %
           Aerospace & Defense - 1.0 %
2,618      General Dynamics Corp.                           $  200,015
3,417      United Technologies Corp.                           222,105
                                                            $  422,120
           Construction & Farm Machinery & Heavy Trucks - 1.8 %
2,908      Caterpillar, Inc.                                $  194,923
2,468      Deere & Co.                                         268,124
4,030      PACCAR, Inc.                                        295,802
                                                            $  758,849
           Electrical Component & Equipment - 0.3 %
2,185      Emerson Electric Co.                             $   94,152
908        Rockwell International Corp.                         54,362
                                                            $  148,514
           Industrial Conglomerates - 0.6 %
1,458      3M Co.                                           $  111,435
3,880      General Electric Co.                                137,197
                                                            $  248,632
           Industrial Machinery - 0.1 %
419        Parker Hannifin Corp.                            $   36,164
           Total Capital Goods                              $1,614,279
           Transportation - 1.5 %
           Airlines - 0.3 %
7,982      Southwest Airlines Co.                           $  117,335
           Railroads - 1.2 %
2,133      Burlington Northern, Inc.                        $  171,557
6,514      Norfolk Southern Corp.                              329,608
                                                            $  501,165
           Total Transportation                             $  618,500
           Automobiles & Components - 0.8 %
           Auto Parts & Equipment - 0.6 %
2,456      Johnson Controls, Inc.                           $  232,387
           Automobile Manufacturers - 0.2 %
12,119     Ford Motor Corp.                                 $   95,619
           Total Automobiles & Components                   $  328,006
           Consumer Durables & Apparel - 0.1 %
           Apparel, Accessories & Luxury Goods - 0.1 %
919        Liz Claiborne, Inc.                              $   39,379
           Total Consumer Durables & Apparel                $   39,379
           Media - 2.5 %
           Advertising - 0.4 %
1,698      Omnicom Group                                    $  173,841
           Movies & Entertainment - 0.2 %
2,322      The Walt Disney Co.                              $   79,946
           Publishing - 1.9 %
1,921      Gannett Co.                                      $  108,133
365        John Wiley & Sons, Inc.                              13,782
6,573      McGraw-Hill Co., Inc.                               413,310
7,303      Reed Elsevier NV (A.D.R.)                           259,257
                                                            $  794,482
           Total Media                                      $1,048,269
           Retailing - 1.9 %
           Department Stores - 0.7 %
2,932      Federated Department Stores, Inc.                $  132,087
3,225      Nordstrom, Inc.                                     170,732
                                                            $  302,819
           General Merchandise Stores - 0.6 %
4,695      Target Corp.                                     $  278,226
           Home Improvement Retail - 0.3 %
4,242      Lowe's Companies, Inc.                           $  133,581
           Specialty Stores - 0.3 %
1,364      Barnes & Noble, Inc.                             $   53,810
2,218      Staples, Inc.                                        57,313
                                                            $  111,123
           Total Retailing                                  $  825,749
           Food & Drug Retailing - 1.3 %
           Drug Retail - 0.8 %
2,539      CVS Corp.                                        $   86,681
5,773      Walgreen Co.                                        264,923
                                                            $  351,604
           Food Distributors - 0.3 %
3,443      Sysco Corp.                                      $  116,477
           Hypermarkets & Supercenters - 0.2 %
602        Costco Wholesale Corp.                           $   32,412
815        Wal-Mart Stores, Inc.                                38,264
                                                            $   70,676
           Total Food & Drug Retailing                      $  538,757
           Food Beverage & Tobacco - 2.4 %
           Packaged Foods & Meats - 1.9 %
3,735      Campbell Soup Co.                                $  145,478
2,003      General Mills, Inc.                                 116,615
3,040      H.J. Heinz Co., Inc.                                143,245
2,300      Hershey Foods Corp.                                 125,718
1,434      Kellogg Co.                                          73,751
4,070      Kraft Foods, Inc.                                   128,856
5,226      Sara Lee Corp.                                       88,424
                                                            $  822,087
           Soft Drinks - 0.5 %
3,279      PepsiCo, Inc.                                    $  208,413
           Total Food Beverage & Tobacco                    $1,030,500
           Household & Personal Products - 0.7 %
           Household Products - 0.6 %
663        Clorox Co.                                       $   42,226
2,904      Colgate-Palmolive Co.                               193,958
                                                            $  236,184
           Personal Products - 0.1 %
917        Estee Lauder Co.                                 $   44,795
           Total Household & Personal Products              $  280,979
           Health Care Equipment & Services - 2.1 %
           Health Care Equipment - 2.1 %
3,228      Becton, Dickinson & Co.                          $  248,201
3,904      Biomet, Inc.                                        165,881
1,930      C. R. Bard, Inc.                                    153,454
2,147      Medtronic, Inc.                                     105,332
3,059      St. Jude Medical, Inc. *                            115,049
1,208      Zimmer Holdings, Inc. *                             103,175
                                                            $  891,092
           Total Health Care Equipment & Services           $  891,092
           Pharmaceuticals & Biotechnology - 2.7 %
           Pharmaceuticals - 2.7 %
3,047      Abbott Laboratories                              $  170,023
2,396      Barr Laboratorie, Inc. *                            111,055
1,996      Eli Lilly & Co.                                     107,205
1,900      Merck & Co., Inc.                                    83,923
2,186      Novartis AG (A.D.R.)                                119,421
6,193      Pfizer, Inc.                                        156,435
1,694      Roche Holdings AG (A.D.R.)                          149,838
7,615      Schering-Plough Corp.                               194,259
1,381      Teva Pharmaceutical Industries, Ltd.                 51,691
                                                            $1,143,850
           Total Pharmaceuticals & Biotechnology            $1,143,850
           Banks - 2.8 %
           Diversified Banks - 1.0 %
4,807      U.S. Bancorp                                     $  168,101
1,710      Wachovia Corp.                                       94,136
4,761      Wells Fargo  & Co.                                  163,921
                                                            $  426,158
           Regional Banks - 1.5 %
702        Compass Bancshares, Inc.                         $   48,298
1,760      First Horizon National Corp.                         73,093
6,101      National City Corp.                                 227,262
2,272      SunTrust Banks, Inc.                                188,667
932        Zions Bancorporation                                 78,773
                                                            $  616,093
           Thrifts & Mortgage Finance - 0.3 %
3,546      Washington Mutual, Inc.                          $  143,187
           Total Banks                                      $1,185,438
           Diversified Financials - 1.8 %
           Asset Management & Custody Banks - 0.8 %
1,753      Federated Investors, Inc.                        $   64,370
3,237      State Street Corp.                                  209,596
1,090      T. Rowe Price Associates, Inc.                       51,437
                                                            $  325,403
           Consumer Finance - 0.3 %
1,844      American Express Co.                             $  104,002
           Investment Banking & Brokerage - 0.4 %
2,092      Merrill Lynch & Co., Inc.                        $  170,854
           Other Diversified Finance Services - 0.3 %
2,823      Bank of America Corp.                            $  144,029
           Total Diversified Financials                     $  744,288
           Insurance - 1.2 %
           Life & Health Insurance - 0.2 %
1,203      MetLife, Inc.                                    $   75,969
           Multi-Line Insurance - 0.2 %
772        Hartford Financial Services Group, Inc.          $   73,788
           Property & Casualty Insurance - 0.8 %
4,866      Chubb Corp.                                      $  251,426
1,601      Safeco Corp.                                        106,354
                                                            $  357,780
           Total Insurance                                  $  507,537
           Software & Services - 1.2 %
           Application Software - 0.2 %
2,382      Adobe Systems, Inc. *                            $   99,329
           Data Processing & Outsourced Services - 0.6 %
2,172      Automatic Data Processing, Inc.                  $  105,125
1,123      DST Systems, Inc. *                                  84,450
1,152      Fiserv, Inc. *                                       61,125
                                                            $  250,700
           Systems Software - 0.4 %
5,819      Microsoft Corp.                                  $  162,176
           Total Software & Services                        $  512,205
           Technology Hardware & Equipment - 2.7 %
           Communications Equipment - 1.0 %
4,164      Cisco Systems, Inc. *                            $  106,307
9,229      Motorola, Inc.                                      163,076
7,804      Nokia Corp. (A.D.R.)                                178,868
                                                            $  448,251
           Computer Hardware - 1.1 %
4,675      Dell, Inc. *                                     $  108,507
5,163      Hewlett-Packard Co.                                 207,243
22,245     Sun Microsystems, Inc. *                            133,692
                                                            $  449,442
           Computer Storage & Peripherals - 0.1 %
3,279      EMC Corp. *                                      $   45,414
           Office Electronics - 0.5 %
3,766      Canon, Inc.  (A.D.R.) *                          $  202,159
           Total Technology Hardware & Equipment            $1,145,266
           Semiconductors - 1.0 %
           Semiconductor Equipment - 0.2 %
4,633      Applied Materials, Inc.                          $   84,877
           Semiconductors - 0.8 %
7,974      Intel Corp.                                      $  152,543
6,490      Texas Instruments, Inc.                             195,349
                                                            $  347,892
           Total Semiconductors                             $  432,769
           Telecommunication Services - 1.8 %
           Integrated Telecom Services - 1.6 %
14,410     AT&T Corp.                                       $  568,186
2,274      Verizon Communications, Inc.                         86,230
2,387      Windstream Corp.                                     35,065
                                                            $  689,481
           Wireless Telecommunication Services - 0.2 %
1,026      Alltel Corp.                                     $   63,612
           Total Telecommunication Services                 $  753,093
           Utilities - 0.5 %
           Electric Utilities - 0.2 %
2,396      Southern Co.                                     $   87,813
           Multi-Utilities - 0.3 %
1,632      Consolidated Edison, Inc.                        $   83,330
439        PG&E Corp.                                           21,191
                                                            $  104,521
           Total Utilities                                  $  192,334
           TOTAL COMMON STOCKS
           (Cost  $14,581,236)                              $15,902,989
           U.S. GOVERNMENT OBLIGATIONS - 63.0 %
           Government - 63.0 %
30,055,000 U.S. Treasury Strip 0%, 11/15/09                 $26,737,739
           TOTAL U.S. GOVERNMENT OBLIGATIONS
           (Cost  $26,805,364)                              $26,737,739
           TOTAL INVESTMENT IN SECURITIES - 100.4%
           (Cost  $41,386,600) (a)                          $42,640,728
           OTHER ASSETS AND LIABILITIES - (0.4)%            $(190,539)
           TOTAL NET ASSETS - 100.0%                        $42,450,189

*          Non-income producing security.
(A.D.R.)   American Depositary Receipt

(a) At March, 31, 2007 the net unrealized gain on investments based on cost for federal income tax purposes of $41,386,600 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost. $2,087,932 Aggregate gross unrealized loss for all investments in which there is an excess of value over tax cost. (393,697)
           Net unrealized gain                              $1,694,235



          Pioneer Protected Principal Plus Fund II
          SCHEDULE OF INVESTMENTS  3/31/2007 (unaudited)

Shares                                                      Value

          COMMON STOCKS - 20.2 %
          Diversified Financials - 20.2 %
          Diversified Financial Services - 20.2 %
82,206    Pioneer Equity Income Fund Class Y +           $2,697,183
166,458   Pioneer Fund Class Y +                          8,133,141
                                                         $10,830,324
          TOTAL COMMON STOCKS
          (Cost  $10,421,364)                            $10,830,324
          U.S. GOVERNMENT OBLIGATIONS - 80.0 %
          Government - 80.0 %
49,200,000U.S. Treasury Strip, Zero Coupon Bond, 5/15/10 $42,784,894
          TOTAL U.S. GOVERNMENT OBLIGATIONS
          (Cost  $43,396,868)                            $42,784,894
          TOTAL INVESTMENT IN SECURITIES -100.2%
          (Cost  $53,818,232) (a)                        $53,615,218
          OTHER ASSETS AND LIABILITIES -(0.2)%           $(87,637)
          TOTAL NET ASSETS -100.0%                       $53,527,581

+         Investment deemed to be affiliate of the Fund.

(a) At March, 31, 2007 the net unrealized gain on investments based on cost for federal income tax purposes of $53,818,232 was as follows:

          Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost$ 908,367 Aggregate gross unrealized loss for all investments in which there is an excess of value over tax cost.(1,111,380)
          Net Unrealized gain                            $(203,014)





ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Protected Principal Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 30, 2007

* Print the name and title of each signing officer under his or her signature.